Restatement of Previously Issued Financial Statements - Schedule of Restatement of Balance Sheet (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant liability	$ 215,705							$ 85,260
Total current and long term liabilities	2,671,998			$ 2,145,996				2,362,805
Additional paid-in capital	52,222,752			37,618,438				12,599,585
Accumulated deficit	(40,061,534)			(28,437,993)				(15,934,113)
Total stockholders' equity (deficit)	12,110,667	$ 6,662,088	$ 9,013,670	$ 9,181,203	$ 10,230,886	$ (3,688,535)	$ (2,581,292)	$ (1,616,300)	$ 1,324,792
As Previously Reported
Total current and long term liabilities	2,456,293
Additional paid-in capital	51,467,127
Accumulated deficit	(39,090,204)
Total stockholders' equity (deficit)	12,326,372
Adjustment
Warrant liability	215,705
Total current and long term liabilities	215,705
Additional paid-in capital	755,625
Accumulated deficit	(971,330)
Total stockholders' equity (deficit)	$ (215,705)